Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Parametric Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	evmft_SupplementTextBlock

PARAMETRIC DIVIDEND INCOME FUND
Supplement to Prospectus dated July 1, 2016

The following changes are effective immediately:

1. The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Management Fees(1)	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	3.27%	3.27%
Total Annual Fund Operating Expenses	3.82%	3.57%
Expense Reimbursement(1)(2)	(3.17%)	(3.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.65%	0.40%

(1)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory and administrative agreement effective November 1, 2016, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory and administrative fee was in effect for the Fund’s full fiscal year ended February 28, 2016.
(2)	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Investor Class shares and 0.40% for Institutional Class shares. This expense reimbursement will continue through June 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$66	$873	$1,699	$3,850
Institutional Class shares	$41	$798	$1,578	$3,626

2. The following replaces the Fund’s advisory fee schedule in “Management and Organization”:

Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.3000%
$1 billion but less than $2.5 billion	0.2875%
$2.5 billion but less than $5 billion	0.2750%
$5 billion and over	0.2675%

* Pursuant to a fee reduction agreement dated November 1, 2016, Eaton Vance contractually agreed to reduce its investment advisory and administration fee as stated above. These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to November 1, 2016, Eaton Vance received a monthly investment advisory and administration agreement fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%

November 1, 2016	23335 11.1.16

Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Parametric Dividend Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.82%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.17%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	873
5 Years	rr_ExpenseExampleYear05	1,699
10 Years	rr_ExpenseExampleYear10	$ 3,850
Parametric Dividend Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.17%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	798
5 Years	rr_ExpenseExampleYear05	1,578
10 Years	rr_ExpenseExampleYear10	$ 3,626

[1]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory and administrative agreement effective November 1, 2016, and "Management Fees" and "Expense Reimbursement" have been restated to reflect the fees as if the Fund's revised advisory and administrative fee was in effect for the Fund's full fiscal year ended February 28, 2016.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Investor Class shares and 0.40% for Institutional Class shares. This expense reimbursement will continue through June 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.